SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2018
Disclosure of subsidiaries [line items]
Country of incorporation	British Columbia, Canada
Digatrade Financial Corp.
Disclosure of subsidiaries [line items]
Entity	Digatrade Financial Corp.
Country of incorporation	Canada
Holding	[1]
Functional currency	Canadian Dollar
Digatrade Limited
Disclosure of subsidiaries [line items]
Entity	Digatrade Limited
Country of incorporation	Canada
Holding	100.00%
Functional currency	Canadian Dollar
Digatrade (UK) Limited
Disclosure of subsidiaries [line items]
Entity	Digatrade (UK) Limited
Country of incorporation	United Kingdom
Holding	100.00%
Functional currency	Pounds Sterling
Digatrade Limited
Disclosure of subsidiaries [line items]
Entity	Digatrade Limited
Country of incorporation	USA
Holding	100.00%
Functional currency	US Dollar

[1]	Parent Company